Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,006,017	$ 7,704,859
Less: allowance for credit losses	805,845	775,330
Accounts receivable, net	$ 8,200,172	$ 6,929,529